Debt (Narrative) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Secured debt gross			$ 3,003,420
Aggregate principal amount	$ 4,278,800		3,488,800	$ 3,033,800
Net proceeds from debt issuance			0	350,000	$ 95,000
Long-term debt	4,038,698		3,003,420	3,000,450
Maximum borrowing capacity			350,000
Line of Credit Facility, Remaining Borrowing Capacity			100,000
Maximum amount of short-term indebtedness outstanding			750,000
Authorized amount of debt to be issued			740,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt			65,000
Debt Instrument, Unused Borrowing Capacity, Amount			390,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature			150,000
Indianapolis Power And Light Company
Debt Instrument [Line Items]
Secured debt gross			2,128,293
Aggregate principal amount	2,998,800		2,608,800	2,153,800
Net proceeds from debt issuance	650,000	$ 0	0	350,000	$ 95,000
Long-term debt	2,769,165		2,128,293	2,126,787
Maximum borrowing capacity			350,000
Line of Credit Facility, Remaining Borrowing Capacity			100,000
Long-term Line of Credit	195,000		155,000
Maximum amount of short-term indebtedness outstanding			750,000
Authorized amount of debt to be issued			740,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt			65,000
First mortgage bonds	$ 2,769,165		$ 2,128,293	2,126,787
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Debt Instrument, Unused Borrowing Capacity, Amount			$ 390,000
Maximum long-term credit agreements and liquidity facilities			750,000
Indianapolis Power And Light Company | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature			150,000
Indianapolis Power And Light Company | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			155,000	0
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Aggregate principal amount			880,000	880,000
Long-term debt			470,653	873,663
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.125%
First mortgage bonds	$ 40,000		40,000
First Mortgage Bonds [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Secured debt gross			$ 2,153,800
FMB Twenty [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.05%		4.05%
First mortgage bonds	$ 350,000		$ 350,000	350,000
First Mortgage Bond Nine [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.125%		3.125%
First mortgage bonds	$ 40,000		$ 40,000	40,000
First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.65%		4.65%
First mortgage bonds	$ 170,000		$ 170,000	170,000
First Mortgage Bond 4.70% Due September 2045 [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.50%		4.50%
First mortgage bonds	$ 130,000		$ 130,000	130,000
First Mortgage Bond Nineteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.70%		4.70%
First mortgage bonds	$ 260,000		$ 260,000	260,000
Three Point Seven Zero Percent Senior Secured Notes [Domain] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.70%		3.70%
Long-term debt	$ 405,000		$ 405,000	405,000
FMB Twenty - one [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.875%		4.875%
First mortgage bonds	$ 105,000		$ 105,000	105,000
First Mortgage Bond Thirteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.60%		6.60%
First mortgage bonds	$ 100,000		$ 100,000	100,000
First Mortgage Bond Fourteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.05%		6.05%
First mortgage bonds	$ 158,800		$ 158,800	158,800
First Mortgage Bond Fifteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	6.60%		6.60%
First mortgage bonds	$ 165,000		$ 165,000	165,000
First Mortgage Bond Sixteen [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.875%		4.875%
First mortgage bonds	$ 140,000		$ 140,000	140,000
FMB Twenty - three | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	0.95%		0.95%
First mortgage bonds	$ 60,000		$ 60,000	60,000
Aggregated Principal Amount of Environmental Facilities Refunding Revenue Bonds Series 2021 A&B | Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds			$ 95,000
FMB Twenty - Four | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	1.40%		1.40%
First mortgage bonds	$ 55,000		$ 55,000	55,000
FMB Twenty - five | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	0.65%		0.65%
First mortgage bonds	$ 40,000		$ 40,000	40,000
FMB Twenty - two | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	0.75%		0.75%
First mortgage bonds	$ 30,000		$ 30,000	30,000
First Mortgage Bond Twenty Two
Debt Instrument [Line Items]
Long-term debt			345,600
First mortgage bonds			$ 350,000
First Mortgage Bond Twenty Two | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate	5.65%		5.65%
Long-term debt			$ 345,600
First mortgage bonds	$ 350,000		$ 350,000	350,000
Four Point Two Five Percent Senior Secured Notes | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.25%		4.25%
Long-term debt	$ 475,000		$ 475,000	475,000
$200M Term Loan Maturing June 2023
Debt Instrument [Line Items]
Short-Term Bank Loans and Notes Payable			200,000
$200M Term Loan Maturing June 2023 | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Short-Term Bank Loans and Notes Payable			200,000
$300M Term Loan Maturing November 2024 | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Short-Term Bank Loans and Notes Payable			$ 300,000
Series 2021A bonds | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate			1.40%
Series 2021B bonds | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Debt instrument, stated interest rate			0.65%
Aggregated Principal Amount of Environmental Facilities Refunding Revenue Bonds Series 2011 A&B | Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds			$ 95,000
Line of Credit [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 195,000	$ 155,000	$ 155,000	$ 0